John Hancock
Tax-Advantaged Dividend Income Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 79.7% (53.8% of Total investments)		$684,702,317
(Cost $497,473,496)
Communication services 6.8%		58,640,453
Diversified telecommunication services 6.8%
AT&T, Inc. (A)	1,301,849	30,892,877
Verizon Communications, Inc. (A)	704,432	27,747,576
Consumer staples 1.6%		14,061,600
Tobacco 1.6%
Philip Morris International, Inc. (A)	108,000	14,061,600
Energy 11.3%		96,905,584
Oil, gas and consumable fuels 11.3%
BP PLC, ADR	765,450	23,774,877
Enbridge, Inc.	347,106	15,008,863
Kinder Morgan, Inc. (A)	1,155,000	31,739,394
ONEOK, Inc. (A)	135,000	13,117,950
South Bow Corp.	555,000	13,264,500
Financials 3.2%		27,755,491
Banks 3.2%
Columbia Banking System, Inc.	378,333	10,555,491
Huntington Bancshares, Inc.	1,000,000	17,200,000
Materials 0.7%		5,574,000
Metals and mining 0.7%
Vale SA, ADR (A)(B)	600,000	5,574,000
Real estate 1.3%		11,270,975
Specialized REITs 1.3%
Crown Castle, Inc.	126,243	11,270,975
Utilities 54.8%		470,494,214
Electric utilities 30.8%
Alliant Energy Corp.	320,000	18,841,600
American Electric Power Company, Inc. (A)	295,000	29,016,200
Duke Energy Corp. (A)	265,000	29,677,350
Entergy Corp.	372,000	30,161,760
Evergy, Inc. (A)(B)	295,000	18,930,150
Eversource Energy	318,227	18,355,333
Exelon Corp. (A)	280,000	11,200,000
FirstEnergy Corp.	510,000	20,298,000
OGE Energy Corp. (A)(B)	580,000	24,493,400
Pinnacle West Capital Corp.	80,000	6,956,800
PPL Corp. (A)(B)	735,000	24,696,000
The Southern Company (A)	214,925	18,042,954
Xcel Energy, Inc. (A)	207,000	13,910,400
Gas utilities 2.7%
Spire, Inc. (A)(B)	235,000	16,675,600
UGI Corp. (A)(B)	215,000	6,606,950
Independent power and renewable electricity producers 1.7%
NextEra Energy Partners LP	125,000	1,317,500
The AES Corp.	1,174,600	12,920,600
Multi-utilities 19.6%
Algonquin Power & Utilities Corp. (A)(B)	2,145,700	9,526,908
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Ameren Corp. (A)(B)	265,000	$24,963,000
Black Hills Corp. (A)(B)	319,775	18,780,386
Dominion Energy, Inc. (A)(B)	389,814	21,669,760
DTE Energy Company	160,000	19,180,800
National Grid PLC, ADR (A)(B)	241,583	14,833,196
NiSource, Inc.	580,000	21,634,000
Public Service Enterprise Group, Inc. (A)(B)	265,000	22,138,100

Sempra (A)	188,924	15,667,467
Preferred securities 33.8% (22.8% of Total investments)		$289,808,304
(Cost $294,020,479)
Communication services 1.1%		9,164,232
Wireless telecommunication services 1.1%
Telephone & Data Systems, Inc., 6.625%	410,400	9,164,232
Financials 23.7%		203,215,913
Banks 10.3%
Bank of America Corp., 5.000% (A)	59,650	1,287,247
Bank of America Corp., 7.250%	7,000	8,568,000
Citizens Financial Group, Inc., 7.375% (A)	391,650	10,425,723
Fifth Third Bancorp, 6.000% (A)	381,075	9,465,903
First Citizens BancShares, Inc., 5.375%	183,750	4,112,325
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (A)	320,150	8,131,810
KeyCorp, 5.650% (A)	116,975	2,538,358
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%) (A)	164,050	4,007,742
M&T Bank Corp., 7.500% (A)	400,000	10,768,000
Regions Financial Corp., 4.450% (A)	332,500	5,968,375
Synovus Financial Corp., 7.916% (3 month CME Term SOFR + 3.614%) (A)(C)	48,150	1,215,306
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (A)(C)	337,150	8,708,585
Wells Fargo & Company, 7.500%	11,000	13,077,900
Capital markets 2.2%
Carlyle Finance LLC, 4.625% (A)	65,274	1,204,958
Morgan Stanley, 6.375% (A)	300,000	7,536,000
TPG Operating Group II LP, 6.950% (A)	400,000	10,084,000
Consumer finance 1.2%
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (A)	388,900	10,115,289
Financial services 2.8%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (A)	534,150	14,373,977
Corebridge Financial, Inc., 6.375% (A)	358,205	8,826,171
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	40,000	1,070,400
Insurance 7.2%
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	196,400	4,955,172
American National Group, Inc., 7.375%	409,100	10,657,055
American National Group, Inc., 8.566% (5 Year CMT + 4.322%) (C)	53,350	1,355,624
Aspen Insurance Holdings, Ltd., 7.000%	319,850	8,108,198
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	355,787	8,748,802
Brighthouse Financial, Inc., 6.600% (A)	100,000	2,118,000
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	76,550	1,548,607
F&G Annuities & Life, Inc., 7.300%	305,275	7,616,611
Lincoln National Corp., 9.000% (A)	408,300	11,105,760
The Allstate Corp., 7.375% (A)	207,525	5,516,015
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	3

	Shares	Value
Industrials 0.3%		$2,912,515
Aerospace and defense 0.3%
The Boeing Company, 6.000%	48,550	2,912,515
Information technology 1.5%		13,004,055
Software 0.6%
MicroStrategy, Inc., 8.000%	60,540	4,843,200
Technology hardware, storage and peripherals 0.9%
Hewlett Packard Enterprise Company, 7.625%	133,500	8,160,855
Utilities 7.2%		61,511,589
Electric utilities 6.4%
Duke Energy Corp., 5.750% (A)	200,000	4,982,000
NextEra Energy, Inc., 6.926%	133,500	5,537,580
NextEra Energy, Inc., 7.234%	200,000	8,932,000
PG&E Corp., 6.000%	162,300	6,853,929
SCE Trust II, 5.100%	516,973	9,098,725
SCE Trust VI, 5.000%	308,101	5,311,661
SCE Trust VII, 7.500%	361,525	8,434,378
SCE Trust VIII, 6.950%	265,825	5,957,138
Gas utilities 0.6%
Spire, Inc., 5.900% (A)	219,650	5,348,478
Multi-utilities 0.2%
Sempra, 5.750% (A)	45,000	1,055,700

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 32.5% (22.0% of Total investments)				$279,336,208
(Cost $271,788,402)
Energy 1.8%				15,729,050
Oil, gas and consumable fuels 1.8%
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (D)(E)	9.000	09-30-29	15,094,000	15,729,050
Financials 23.1%				198,368,657
Banks 17.4%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (E)	9.625	05-21-33	5,600,000	6,443,433
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (A)(B)(E)	5.875	03-15-28	8,575,000	8,599,284
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(B)(E)	6.125	04-27-27	15,690,000	15,864,583
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (A)(B)(E)	9.625	12-15-29	6,760,000	7,525,955
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (A)(B)(E)	7.375	05-15-28	9,800,000	10,170,950
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (E)	7.625	11-15-28	11,955,000	12,523,496
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (C)(E)	7.561	04-06-25	11,000,000	10,917,495
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (C)(E)	7.715	04-06-25	15,500,000	15,384,754
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (E)	6.450	10-01-27	5,000,000	5,021,645
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (E)	7.250	07-01-29	5,250,000	5,357,814
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (E)	5.625	07-01-25	2,370,000	2,362,035
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (A)(B)(E)	6.875	06-01-29	7,820,000	8,163,048
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (E)	5.000	09-15-26	5,234,000	5,108,980
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (D)(E)	10.000	11-14-28	5,900,000	6,425,944
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (A)(B)(E)	6.000	05-15-27	14,000,000	14,011,186
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (E)	6.850	09-15-29	6,500,000	6,674,486
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (A)(B)(E)	7.625	09-15-28	8,624,000	$9,173,737
Capital markets 3.5%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (A)(B)(E)	6.700	03-15-29	5,244,000	5,346,772
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (E)	6.125	11-10-34	7,314,000	7,144,028
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (E)	7.500	02-10-29	7,493,000	7,904,898
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (E)	7.500	05-10-29	8,861,000	9,278,140
Consumer finance 0.6%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (E)	6.125	06-23-25	5,200,000	5,200,619
Insurance 1.6%
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (D)(E)	7.000	05-13-25	13,975,000	13,765,375
Industrials 0.7%				6,361,325
Trading companies and distributors 0.7%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (E)	6.000	09-24-29	6,501,000	6,361,325
Utilities 6.9%				58,877,176
Electric utilities 3.0%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (E)	5.000	12-15-26	3,952,000	3,545,008
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (E)	5.375	03-15-26	9,500,000	8,749,108
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (D)(E)	10.250	03-15-28	11,825,000	13,113,192
Independent power and renewable electricity producers 3.9%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	12,271,000	12,492,627
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (D)(E)	8.000	10-15-26	8,210,000	8,417,434

Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (D)(E)	8.875	01-15-29	11,722,000	12,559,807
Convertible bonds 1.5% (1.0% of Total investments)				$12,512,827
(Cost $10,955,000)
Utilities 1.5%				12,512,827
Electric utilities 1.5%
TXNM Energy, Inc. (D)	5.750	06-01-54	10,955,000	12,512,827

	Yield (%)	Shares	Value
Short-term investments 0.6% (0.4% of Total investments)			$5,090,265
(Cost $5,090,317)
Short-term funds 0.6%			5,090,265
John Hancock Collateral Trust (F)	4.2301(G)	508,853	5,090,265

Total investments (Cost $1,079,327,694) 148.1%	$1,271,449,921
Other assets and liabilities, net (48.1%)	(412,779,948)
Total net assets 100.0%	$858,669,973

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	5

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-25 was $608,732,591.
(B)	All or a portion of this security is on loan as of 1-31-25, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $214,852,127.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 1-31-25.
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	210,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$1,629,208	$1,629,208
Centrally cleared	104,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	1,099,993	1,099,993
Centrally cleared	52,200,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	273,978	273,978
								—	$3,003,179	$3,003,179

(a)	At 1-31-25, the overnight SOFR was 4.380%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$684,702,317	$684,702,317	—	—
Preferred securities	289,808,304	289,808,304	—	—
Corporate bonds	279,336,208	—	$279,336,208	—
Convertible bonds	12,512,827	—	12,512,827	—
Short-term investments	5,090,265	5,090,265	—	—
Total investments in securities	$1,271,449,921	$979,600,886	$291,849,035	—
Derivatives:
Assets
Swap contracts	$3,003,179	—	$3,003,179	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	508,853	$1,834,019	$60,130,313	$(56,874,280)	$275	$(62)	$64,867	—	$5,090,265
8	|

For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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